Income tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Income Tax
Income tax expense	$ 3,124	$ 402
Deferred tax expense	1,904	1,291
Net income tax expense	$ 5,028	$ 1,693